Investments in associates and joint ventures - Movement of investments in associates and joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investments in associates and joint ventures [Line Items]
Opening balance	$ 3,174,628	$ 3,245,072	$ 1,844,336
Capitalization	44,735
Business combination (Note 12)	5,014,749
Effects of equity method through:
Other comprehensive income	133,998	(2,923)	(170,460)
Profit or loss	426,164	76,336	366,904
Dividends declared	(349,108)	(157,682)	(79,866)
Impairment reversal (loss)	(84,502)	(66,512)	(318,820)
Foreign currency translation	(3,478)	80,337	1,602,978
Closing balance	8,357,186	3,174,628	3,245,072
Dividends received	206,048	157,241	189,169
Joint ventures
Disclosure of Investments in associates and joint ventures [Line Items]
Opening balance	1,383,379	1,418,315	1,599,674
Capitalization	44,735
Business combination (Note 12)	4,231,255
Effects of equity method through:
Other comprehensive income	121,856	0	4,531
Profit or loss	232,797	(38,443)	257,366
Dividends declared	(177,870)	(9,017)	(4,192)
Impairment reversal (loss)	(83,644)	(69,041)	(318,962)
Foreign currency translation	(3,478)	81,565	(120,102)
Closing balance	5,749,030	1,383,379	1,418,315
Associates
Disclosure of Investments in associates and joint ventures [Line Items]
Opening balance	1,791,249	1,826,757	244,662
Capitalization	0
Business combination (Note 12)	783,494
Effects of equity method through:
Other comprehensive income	12,142	(2,923)	(174,991)
Profit or loss	193,367	114,779	109,538
Dividends declared	(171,238)	(148,665)	(75,674)
Impairment reversal (loss)	(858)	2,529	142
Foreign currency translation	0	(1,228)	1,723,080
Closing balance	$ 2,608,156	$ 1,791,249	$ 1,826,757